Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Cash dividends declared, per share	$ 1.72	$ 1.28	$ 1
Stock option exercises, shares (shares)	2.2	2.3	2.9
Purchases of common stock for treasury, shares	8.2	8.6	2.0
Issuance of treasury stock under Employee Stock Purchase Plan and other plans, shares	0.2	0.2	0.3